Revenues (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 2,417,173	$ 2,869,377	$ 1,271,566
Sales of boats
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,249,107	2,664,001	1,036,379
Sales of parts and boat maintenance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	167,263	171,217	222,945
Commission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			6,052
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 803	$ 34,159	$ 6,190